Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Employees of former Hilton Affiliates [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at end of year	$ 11
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	20
Domestic plan [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	491		449
Service cost	0		0
Interest cost	18		21
Employee contributions	0		0
Actuarial loss (gain)	(51)		43
Settlements and curtailments	0		0
Effect of foreign exchange rates	0		0
Benefits paid	(45)		(22)
Other	11	[1]	0
Benefit obligation at end of year	424		491
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	273		249
Actual return on plan assets, net of expenses	32		31
Employer contribution	40		15
Employee contributions	0		0
Effect of foreign exchange rates	0		0
Benefits paid	(45)		(22)
Settlements	0		0
Other	20	[1]	0
Fair value of plan assets at end of year	320		273
Funded status at end of year (overfunded/(underfunded))	(104)		(218)
Accumulated benefit obligation	424		491
U.K. plan [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	365		312
Service cost	5		5
Interest cost	16		16
Employee contributions	2		2
Actuarial loss (gain)	(3)		28
Settlements and curtailments	0		0
Effect of foreign exchange rates	8		14
Benefits paid	(13)		(12)
Other	0		0
Benefit obligation at end of year	380		365
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	363		318
Actual return on plan assets, net of expenses	20		34
Employer contribution	5		7
Employee contributions	2		2
Effect of foreign exchange rates	8		14
Benefits paid	(13)		(12)
Settlements	0		0
Other	0		0
Fair value of plan assets at end of year	385		363
Funded status at end of year (overfunded/(underfunded))	5		(2)
Accumulated benefit obligation	380		365
International plans [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	125		119
Service cost	3		4
Interest cost	4		5
Employee contributions	0		0
Actuarial loss (gain)	(6)		9
Settlements and curtailments	(2)		0
Effect of foreign exchange rates	(4)		(2)
Benefits paid	(8)		(10)
Other	0		0
Benefit obligation at end of year	112		125
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	85		83
Actual return on plan assets, net of expenses	9		4
Employer contribution	6		10
Employee contributions	0		0
Effect of foreign exchange rates	(4)		(2)
Benefits paid	(7)		(10)
Settlements	(2)		0
Other	0		0
Fair value of plan assets at end of year	87		85
Funded status at end of year (overfunded/(underfunded))	(25)		(40)
Accumulated benefit obligation	$ 112		$ 125

[1]	Includes projected benefit obligations of $11 million and plan assets of $20 million related to certain employees of former Hilton affiliates that were assumed during the year ended December 31, 2013.